Shareholder Report	6 Months Ended
Jun. 30, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Allianz Variable Insurance Products Trust
Entity Central Index Key	0001091439
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2026
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
C000146453
Shareholder Report [Line Items]
Fund Name	AZL DFA International Core Equity Fund
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the AZL DFA International Core Equity Fund (the "Fund") for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://pex.broadridge.com/funds.asp?cid=allianz. You can also request this information by contacting us at 800-624-0197.
Additional Information Phone Number	800-624-0197
Additional Information Email	<a href="mailto:contact.us@allianzlife.com" style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 10.6667px; font-weight: 400; grid-area: auto; line-height: 16px; margin: 0px; overflow: visible; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">contact.us@allianzlife.com</a>
Additional Information Website	https://connect.rightprospectus.com/Allianz?site=AZLFunds
Expenses [Text Block]

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment and reflects expense reimbursements and fee waivers, as applicable)

Table Summary
	Costs of a $10,000 investment	Costs paid as a % of a $10,000 investment (annualized)
AZL DFA International Core Equity Fund	$52	1.01%

Expenses Paid, Amount	$ 52
Expense Ratio, Percent	1.01%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Average Annual Return [Table Text Block]
Table Summary
	1 Year	5 Years	10 Years
AZL DFA International Core Equity Fund	21.28%	9.03%	9.47%
MSCI EAFE Index (gross of withholding taxes)	20.80%	9.60%	10.20%
MSCI World Ex-USA Index (gross of withholding taxes)	21.58%	9.90%	10.40%

No Deduction of Taxes [Text Block]	Performance reflects the impact of fee waivers, expense caps and/or reimbursements in effect during the period shown. In the absence of applicable fee waivers, expense caps and/or reimbursements, Fund performance would have been reduced. Performance data does not reflect the effect of any insurance charges, the annual maintenance fee or the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
AssetsNet	$ 296,524,304
Holdings Count | Holding	3,458
InvestmentCompanyPortfolioTurnover	4.00%
Additional Fund Statistics [Text Block]

 Fund Statistics

Table Summary
Net Assets	$296,524,304
Number of Portfolio Holdings	3,458
Portfolio Turnover Rate	4%

Holdings [Text Block]

Portfolio Composition

Table Summary
Investment Categories	Percent of Total Investments
Financials	21.9%
Industrials	18.4%
Materials	10.5%
Consumer Discretionary	9.5%
Information Technology	7.7%
Health Care	7.5%
Consumer Staples	6.8%
Energy	6.2%
Communication Services	4.5%
Utilities	3.4%
Real Estate	1.9%
Money Market Funds	1.7%
Rights	0.0%
Warrant	0.0%

C000146455
Shareholder Report [Line Items]
Fund Name	AZL DFA U.S. Core Equity Fund
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the AZL DFA U.S. Core Equity Fund (the "Fund") for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://pex.broadridge.com/funds.asp?cid=allianz. You can also request this information by contacting us at 800-624-0197.
Additional Information Phone Number	800-624-0197
Additional Information Email	<a href="mailto:contact.us@allianzlife.com" style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 10.6667px; font-weight: 400; grid-area: auto; line-height: 16px; margin: 0px; overflow: visible; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">contact.us@allianzlife.com</a>
Additional Information Website	https://connect.rightprospectus.com/Allianz?site=AZLFunds
Expenses [Text Block]

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment and reflects expense reimbursements and fee waivers, as applicable)

Table Summary
	Costs of a $10,000 investment	Costs paid as a % of a $10,000 investment (annualized)
AZL DFA U.S. Core Equity Fund	$40	0.77%

Expenses Paid, Amount	$ 40
Expense Ratio, Percent	0.77%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Average Annual Return [Table Text Block]
Table Summary
	1 Year	5 Years	10 Years
AZL DFA U.S. Core Equity Fund	22.97%	11.31%	14.17%
Russell 3000 Index	22.82%	12.31%	15.06%

No Deduction of Taxes [Text Block]	Performance reflects the impact of fee waivers, expense caps and/or reimbursements in effect during the period shown. In the absence of applicable fee waivers, expense caps and/or reimbursements, Fund performance would have been reduced. Performance data does not reflect the effect of any insurance charges, the annual maintenance fee or the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
AssetsNet	$ 746,806,124
Holdings Count | Holding	2,001
InvestmentCompanyPortfolioTurnover	1.00%
Additional Fund Statistics [Text Block]

 Fund Statistics

Table Summary
Net Assets	$746,806,124
Number of Portfolio Holdings	2,001
Portfolio Turnover Rate	1%

Holdings [Text Block]

Portfolio Composition

Table Summary
Investment Categories	Percent of Total Investments
Information Technology	30.2%
Financials	14.7%
Industrials	12.7%
Consumer Discretionary	9.8%
Health Care	9.2%
Communication Services	8.1%
Consumer Staples	4.8%
Energy	4.4%
Materials	3.1%
Utilities	2.3%
Money Market Funds	0.5%
Real Estate	0.2%
Rights	0.0%
Warrant	0.0%

C000075764
Shareholder Report [Line Items]
Fund Name	AZL Enhanced Bond Index Fund
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the AZL Enhanced Bond Index Fund (the "Fund") for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://pex.broadridge.com/funds.asp?cid=allianz. You can also request this information by contacting us at 800-624-0197.
Additional Information Phone Number	800-624-0197
Additional Information Email	<a href="mailto:contact.us@allianzlife.com" style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 10.6667px; font-weight: 400; grid-area: auto; line-height: 16px; margin: 0px; overflow: visible; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">contact.us@allianzlife.com</a>
Additional Information Website	https://connect.rightprospectus.com/Allianz?site=AZLFunds
Expenses [Text Block]

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment and reflects expense reimbursements and fee waivers, as applicable)

Table Summary
	Costs of a $10,000 investment	Costs paid as a % of a $10,000 investment (annualized)
AZL Enhanced Bond Index Fund	$32	0.64%

Expenses Paid, Amount	$ 32
Expense Ratio, Percent	0.64%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Average Annual Return [Table Text Block]
Table Summary
	1 Year	5 Years	10 Years
AZL Enhanced Bond Index Fund	3.40%	(0.28)%	1.19%
Bloomberg U.S. Aggregate Bond Index	3.79%	0.08%	1.54%

No Deduction of Taxes [Text Block]	Performance reflects the impact of fee waivers, expense caps and/or reimbursements in effect during the period shown. In the absence of applicable fee waivers, expense caps and/or reimbursements, Fund performance would have been reduced. Performance data does not reflect the effect of any insurance charges, the annual maintenance fee or the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
AssetsNet	$ 2,474,283,468
Holdings Count | Holding	1,764
InvestmentCompanyPortfolioTurnover	34.00%
Additional Fund Statistics [Text Block]

 Fund Statistics

Table Summary
Net Assets	$2,474,283,468
Number of Portfolio Holdings	1,764
Portfolio Turnover Rate	34%

Holdings [Text Block]

Portfolio Composition

Table Summary
Investment Categories	Percent of Total Investments
U.S. Government Agency Mortgages	29.0%
Corporate Bonds	23.3%
U.S. Treasury Obligations	20.9%
Collateralized Mortgage Obligations	8.9%
Collateralized Mortgage Backed Securities	5.7%
Asset Backed Securities	4.9%
Money Market Funds	4.1%
Yankee Debt Obligations	2.7%
Municipal Bonds	0.5%
Foreign Bond	0.0%

C000183413
Shareholder Report [Line Items]
Fund Name	AZL Fidelity Institutional Asset Management Multi-Strategy Fund
Class Name	Class 1
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the AZL Fidelity Institutional Asset Management Multi-Strategy Fund (the "Fund") for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://pex.broadridge.com/funds.asp?cid=allianz. You can also request this information by contacting us at 800-624-0197.
Additional Information Phone Number	800-624-0197
Additional Information Email	<a href="mailto:contact.us@allianzlife.com" style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 10.6667px; font-weight: 400; grid-area: auto; line-height: 16px; margin: 0px; overflow: visible; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">contact.us@allianzlife.com</a>
Additional Information Website	https://connect.rightprospectus.com/Allianz?site=AZLFunds
Expenses [Text Block]

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment and reflects expense reimbursements and fee waivers, as applicable)

Table Summary
	Costs of a $10,000 investment	Costs paid as a % of a $10,000 investment (annualized)
AZL Fidelity Institutional Asset Management Multi-Strategy Fund, Class 1	$23	0.46%

Expenses Paid, Amount	$ 23
Expense Ratio, Percent	0.46%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Average Annual Return [Table Text Block]
Table Summary
	1 Year	5 Years	Since Inception 6/21/21
AZL Fidelity Institutional Asset Management Multi-Strategy Fund — Class 1	11.41%	5.93%	6.16%
S&P 500 Index	22.32%	13.41%	14.02%
Bloomberg U.S. Aggregate Bond Index	3.79%	0.08%	0.08%
Income and Growth Composite Index	11.16%	5.46%	5.60%

No Deduction of Taxes [Text Block]	Performance reflects the impact of fee waivers, expense caps and/or reimbursements in effect during the period shown. In the absence of applicable fee waivers, expense caps and/or reimbursements, Fund performance would have been reduced. Performance data does not reflect the effect of any insurance charges, the annual maintenance fee or the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
AssetsNet	$ 1,284,972,094
Holdings Count | Holding	1,713
InvestmentCompanyPortfolioTurnover	29.00%
Additional Fund Statistics [Text Block]

 Fund Statistics

Table Summary
Net Assets	$1,284,972,094
Number of Portfolio Holdings	1,713
Portfolio Turnover Rate	29%

Holdings [Text Block]

Portfolio Composition

Table Summary
Type of Security	Percent of Total Investments
Common Stocks	41.9%
U.S. Treasury Obligations	21.8%
Corporate Bonds	13.9%
U.S. Government Agency Mortgages	9.2%
Collateralized Mortgage Obligations	3.3%
Yankee Debt Obligations	3.0%
Collateralized Mortgage Backed Securities	2.4%
Money Market Funds	2.3%
Asset Backed Securities	1.5%
Bank Loans	0.6%
Convertible Bonds	0.1%
Preferred Stocks	0.0%
Warrant	0.0%

C000075765
Shareholder Report [Line Items]
Fund Name	AZL Fidelity Institutional Asset Management Multi-Strategy Fund
Class Name	Class 2
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the AZL Fidelity Institutional Asset Management Multi-Strategy Fund (the "Fund") for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://pex.broadridge.com/funds.asp?cid=allianz. You can also request this information by contacting us at 800-624-0197.
Additional Information Phone Number	800-624-0197
Additional Information Email	<a href="mailto:contact.us@allianzlife.com" style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 10.6667px; font-weight: 400; grid-area: auto; line-height: 16px; margin: 0px; overflow: visible; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">contact.us@allianzlife.com</a>
Additional Information Website	https://connect.rightprospectus.com/Allianz?site=AZLFunds
Expenses [Text Block]

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment and reflects expense reimbursements and fee waivers, as applicable)

Table Summary
	Costs of a $10,000 investment	Costs paid as a % of a $10,000 investment (annualized)
AZL Fidelity Institutional Asset Management Multi-Strategy Fund, Class 2	$36	0.71%

Expenses Paid, Amount	$ 36
Expense Ratio, Percent	0.71%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Average Annual Return [Table Text Block]
Table Summary
	1 Year	5 Years	10 Years
AZL Fidelity Institutional Asset Management Multi-Strategy Fund — Class 2	11.13%	5.68%	7.85%
S&P 500 Index	22.32%	13.41%	15.51%
Bloomberg U.S. Aggregate Bond Index	3.79%	0.08%	1.54%
Income and Growth Composite Index	11.16%	5.46%	7.27%

No Deduction of Taxes [Text Block]	Performance reflects the impact of fee waivers, expense caps and/or reimbursements in effect during the period shown. In the absence of applicable fee waivers, expense caps and/or reimbursements, Fund performance would have been reduced. Performance data does not reflect the effect of any insurance charges, the annual maintenance fee or the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
AssetsNet	$ 1,284,972,094
Holdings Count | Holding	1,713
InvestmentCompanyPortfolioTurnover	29.00%
Additional Fund Statistics [Text Block]

 Fund Statistics

Table Summary
Net Assets	$1,284,972,094
Number of Portfolio Holdings	1,713
Portfolio Turnover Rate	29%

Holdings [Text Block]

Portfolio Composition

Table Summary
Type of Security	Percent of Total Investments
Common Stocks	41.9%
U.S. Treasury Obligations	21.8%
Corporate Bonds	13.9%
U.S. Government Agency Mortgages	9.2%
Collateralized Mortgage Obligations	3.3%
Yankee Debt Obligations	3.0%
Collateralized Mortgage Backed Securities	2.4%
Money Market Funds	2.3%
Asset Backed Securities	1.5%
Bank Loans	0.6%
Convertible Bonds	0.1%
Preferred Stocks	0.0%
Warrant	0.0%

C000173961
Shareholder Report [Line Items]
Fund Name	AZL Fidelity Institutional Asset Management Total Bond Fund
Class Name	Class 1
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the AZL Fidelity Institutional Asset Management Total Bond Fund (the "Fund") for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://pex.broadridge.com/funds.asp?cid=allianz. You can also request this information by contacting us at 800-624-0197.
Additional Information Phone Number	800-624-0197
Additional Information Email	<a href="mailto:contact.us@allianzlife.com" style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 10.6667px; font-weight: 400; grid-area: auto; line-height: 16px; margin: 0px; overflow: visible; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">contact.us@allianzlife.com</a>
Additional Information Website	https://connect.rightprospectus.com/Allianz?site=AZLFunds
Expenses [Text Block]

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment and reflects expense reimbursements and fee waivers, as applicable)

Table Summary
	Costs of a $10,000 investment	Costs paid as a % of a $10,000 investment (annualized)
AZL Fidelity Institutional Asset Management Total Bond Fund, Class 1	$34	0.68%

Expenses Paid, Amount	$ 34
Expense Ratio, Percent	0.68%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Average Annual Return [Table Text Block]
Table Summary
	1 Year	5 Years	Since Inception 10/28/16
AZL Fidelity Institutional Asset Management Total Bond Fund — Class 1	3.81%	0.67%	2.44%
Bloomberg U.S. Aggregate Bond Index	3.79%	0.08%	1.64%

No Deduction of Taxes [Text Block]	Performance reflects the impact of fee waivers, expense caps and/or reimbursements in effect during the period shown. In the absence of applicable fee waivers, expense caps and/or reimbursements, Fund performance would have been reduced. Performance data does not reflect the effect of any insurance charges, the annual maintenance fee or the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
AssetsNet	$ 120,784,670
Holdings Count | Holding	1,182
InvestmentCompanyPortfolioTurnover	19.00%
Additional Fund Statistics [Text Block]

 Fund Statistics

Table Summary
Net Assets	$120,784,670
Number of Portfolio Holdings	1,182
Portfolio Turnover Rate	19%

Holdings [Text Block]

Portfolio Composition

Table Summary
Type of Security	Percent of Total Investments
U.S. Treasury Obligations	32.1%
Corporate Bonds	24.8%
U.S. Government Agency Mortgages	16.0%
Yankee Debt Obligations	6.7%
Collateralized Mortgage Obligations	6.1%
Collateralized Mortgage Backed Securities	5.1%
Asset Backed Securities	3.9%
Money Market Funds	3.6%
Bank Loans	1.1%
Convertible Bonds	0.3%
Common Stocks	0.2%
Preferred Stocks	0.1%
Right	0.0%
Warrant	0.0%

C000116967
Shareholder Report [Line Items]
Fund Name	AZL Fidelity Institutional Asset Management Total Bond Fund
Class Name	Class 2
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the AZL Fidelity Institutional Asset Management Total Bond Fund (the "Fund") for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://pex.broadridge.com/funds.asp?cid=allianz. You can also request this information by contacting us at 800-624-0197.
Additional Information Phone Number	800-624-0197
Additional Information Email	<a href="mailto:contact.us@allianzlife.com" style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 10.6667px; font-weight: 400; grid-area: auto; line-height: 16px; margin: 0px; overflow: visible; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">contact.us@allianzlife.com</a>
Additional Information Website	https://connect.rightprospectus.com/Allianz?site=AZLFunds
Expenses [Text Block]

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment and reflects expense reimbursements and fee waivers, as applicable)

Table Summary
	Costs of a $10,000 investment	Costs paid as a % of a $10,000 investment (annualized)
AZL Fidelity Institutional Asset Management Total Bond Fund, Class 2	$46	0.93%

Expenses Paid, Amount	$ 46
Expense Ratio, Percent	0.93%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Average Annual Return [Table Text Block]
Table Summary
	1 Year	5 Years	10 Years
AZL Fidelity Institutional Asset Management Total Bond Fund — Class 2	3.57%	0.42%	2.25%
Bloomberg U.S. Aggregate Bond Index	3.79%	0.08%	1.54%

No Deduction of Taxes [Text Block]	Performance reflects the impact of fee waivers, expense caps and/or reimbursements in effect during the period shown. In the absence of applicable fee waivers, expense caps and/or reimbursements, Fund performance would have been reduced. Performance data does not reflect the effect of any insurance charges, the annual maintenance fee or the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
AssetsNet	$ 120,784,670
Holdings Count | Holding	1,182
InvestmentCompanyPortfolioTurnover	19.00%
Additional Fund Statistics [Text Block]

 Fund Statistics

Table Summary
Net Assets	$120,784,670
Number of Portfolio Holdings	1,182
Portfolio Turnover Rate	19%

Holdings [Text Block]

Portfolio Composition

Table Summary
Type of Security	Percent of Total Investments
U.S. Treasury Obligations	32.1%
Corporate Bonds	24.8%
U.S. Government Agency Mortgages	16.0%
Yankee Debt Obligations	6.7%
Collateralized Mortgage Obligations	6.1%
Collateralized Mortgage Backed Securities	5.1%
Asset Backed Securities	3.9%
Money Market Funds	3.6%
Bank Loans	1.1%
Convertible Bonds	0.3%
Common Stocks	0.2%
Preferred Stocks	0.1%
Right	0.0%
Warrant	0.0%

C000027523
Shareholder Report [Line Items]
Fund Name	AZL Government Money Market Fund
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the AZL Government Money Market Fund (the "Fund") for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://pex.broadridge.com/funds.asp?cid=allianz. You can also request this information by contacting us at 800-624-0197.
Additional Information Phone Number	800-624-0197
Additional Information Email	<a href="mailto:contact.us@allianzlife.com" style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 10.6667px; font-weight: 400; grid-area: auto; line-height: 16px; margin: 0px; overflow: visible; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">contact.us@allianzlife.com</a>
Additional Information Website	https://connect.rightprospectus.com/Allianz?site=AZLFunds
Expenses [Text Block]

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment and reflects expense reimbursements and fee waivers, as applicable)

Table Summary
	Costs of a $10,000 investment	Costs paid as a % of a $10,000 investment (annualized)
AZL Government Money Market Fund	$31	0.63%

Expenses Paid, Amount	$ 31
Expense Ratio, Percent	0.63%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Average Annual Return [Table Text Block]
Table Summary
	1 Year	5 Years	10 Years
AZL Government Money Market Fund	3.36%	2.93%	1.72%
Three-Month U.S. Treasury Bill Index	3.76%	3.58%	2.33%

No Deduction of Taxes [Text Block]	Performance reflects the impact of fee waivers, expense caps and/or reimbursements in effect during the period shown. In the absence of applicable fee waivers, expense caps and/or reimbursements, Fund performance would have been reduced. Performance data does not reflect the effect of any insurance charges, the annual maintenance fee or the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
AssetsNet	$ 521,412,728
Holdings Count | Holding	155
Additional Fund Statistics [Text Block]

 Fund Statistics

Table Summary
Net Assets	$521,412,728
Number of Portfolio Holdings	155

Holdings [Text Block]

Portfolio Composition

Table Summary
Type of Security	Percent of Total Investments
Repurchase Agreement	47.7%
U.S. Treasury Obligations	28.0%
U.S. Government Agency Mortgages	24.3%

C000173957
Shareholder Report [Line Items]
Fund Name	AZL International Index Fund
Class Name	Class 1
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the AZL International Index Fund (the "Fund") for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://pex.broadridge.com/funds.asp?cid=allianz. You can also request this information by contacting us at 800-624-0197.
Additional Information Phone Number	800-624-0197
Additional Information Email	<a href="mailto:contact.us@allianzlife.com" style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 10.6667px; font-weight: 400; grid-area: auto; line-height: 16px; margin: 0px; overflow: visible; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">contact.us@allianzlife.com</a>
Additional Information Website	https://connect.rightprospectus.com/Allianz?site=AZLFunds
Expenses [Text Block]

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment and reflects expense reimbursements and fee waivers, as applicable)

Table Summary
	Costs of a $10,000 investment	Costs paid as a % of a $10,000 investment (annualized)
AZL International Index Fund, Class 1	$22	0.43%

Expenses Paid, Amount	$ 22
Expense Ratio, Percent	0.43%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Average Annual Return [Table Text Block]
Table Summary
	1 Year	5 Years	Since Inception 10/17/16
AZL International Index Fund — Class 1	19.75%	8.80%	9.24%
MSCI EAFE Index (gross of withholding taxes)	20.80%	9.60%	10.05%

No Deduction of Taxes [Text Block]	Performance reflects the impact of fee waivers, expense caps and/or reimbursements in effect during the period shown. In the absence of applicable fee waivers, expense caps and/or reimbursements, Fund performance would have been reduced. Performance data does not reflect the effect of any insurance charges, the annual maintenance fee or the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
AssetsNet	$ 1,171,988,526
Holdings Count | Holding	712
InvestmentCompanyPortfolioTurnover	2.00%
Additional Fund Statistics [Text Block]

 Fund Statistics

Table Summary
Net Assets	$1,171,988,526
Number of Portfolio Holdings	712
Portfolio Turnover Rate	2%

Holdings [Text Block]

Portfolio Composition

Table Summary
Investment Categories	Percent of Total Investments
Financials	24.8%
Industrials	18.8%
Information Technology	12.1%
Health Care	10.3%
Consumer Discretionary	8.1%
Consumer Staples	6.7%
Materials	5.9%
Utilities	3.8%
Communication Services	3.8%
Energy	3.3%
Real Estate	1.6%
Money Market Funds	0.8%
Right	0.0%

C000075766
Shareholder Report [Line Items]
Fund Name	AZL International Index Fund
Class Name	Class 2
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the AZL International Index Fund (the "Fund") for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://pex.broadridge.com/funds.asp?cid=allianz. You can also request this information by contacting us at 800-624-0197.
Additional Information Phone Number	800-624-0197
Additional Information Email	<a href="mailto:contact.us@allianzlife.com" style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 10.6667px; font-weight: 400; grid-area: auto; line-height: 16px; margin: 0px; overflow: visible; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">contact.us@allianzlife.com</a>
Additional Information Website	https://connect.rightprospectus.com/Allianz?site=AZLFunds
Expenses [Text Block]

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment and reflects expense reimbursements and fee waivers, as applicable)

Table Summary
	Costs of a $10,000 investment	Costs paid as a % of a $10,000 investment (annualized)
AZL International Index Fund, Class 2	$35	0.68%

Expenses Paid, Amount	$ 35
Expense Ratio, Percent	0.68%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Average Annual Return [Table Text Block]
Table Summary
	1 Year	5 Years	10 Years
AZL International Index Fund — Class 2	19.42%	8.53%	9.05%
MSCI EAFE Index (gross of withholding taxes)	20.80%	9.60%	10.20%

No Deduction of Taxes [Text Block]	Performance reflects the impact of fee waivers, expense caps and/or reimbursements in effect during the period shown. In the absence of applicable fee waivers, expense caps and/or reimbursements, Fund performance would have been reduced. Performance data does not reflect the effect of any insurance charges, the annual maintenance fee or the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
AssetsNet	$ 1,171,988,526
Holdings Count | Holding	712
InvestmentCompanyPortfolioTurnover	2.00%
Additional Fund Statistics [Text Block]

 Fund Statistics

Table Summary
Net Assets	$1,171,988,526
Number of Portfolio Holdings	712
Portfolio Turnover Rate	2%

Holdings [Text Block]

Portfolio Composition

Table Summary
Investment Categories	Percent of Total Investments
Financials	24.8%
Industrials	18.8%
Information Technology	12.1%
Health Care	10.3%
Consumer Discretionary	8.1%
Consumer Staples	6.7%
Materials	5.9%
Utilities	3.8%
Communication Services	3.8%
Energy	3.3%
Real Estate	1.6%
Money Market Funds	0.8%
Right	0.0%

C000173958
Shareholder Report [Line Items]
Fund Name	AZL Mid Cap Index Fund
Class Name	Class 1
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the AZL Mid Cap Index Fund (the "Fund") for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://pex.broadridge.com/funds.asp?cid=allianz. You can also request this information by contacting us at 800-624-0197.
Additional Information Phone Number	800-624-0197
Additional Information Email	<a href="mailto:contact.us@allianzlife.com" style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 10.6667px; font-weight: 400; grid-area: auto; line-height: 16px; margin: 0px; overflow: visible; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">contact.us@allianzlife.com</a>
Additional Information Website	https://connect.rightprospectus.com/Allianz?site=AZLFunds
Expenses [Text Block]

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment and reflects expense reimbursements and fee waivers, as applicable)

Table Summary
	Costs of a $10,000 investment	Costs paid as a % of a $10,000 investment (annualized)
AZL Mid Cap Index Fund, Class 1	$17	0.32%

Expenses Paid, Amount	$ 17
Expense Ratio, Percent	0.32%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Average Annual Return [Table Text Block]
Table Summary
	1 Year	5 Years	Since Inception 10/17/16
AZL Mid Cap Index Fund — Class 1	25.55%	8.76%	11.56%
Russell 3000 Index	22.82%	12.31%	15.24%
S&P MidCap 400 Index	25.89%	9.07%	11.79%

No Deduction of Taxes [Text Block]	Performance reflects the impact of fee waivers, expense caps and/or reimbursements in effect during the period shown. In the absence of applicable fee waivers, expense caps and/or reimbursements, Fund performance would have been reduced. Performance data does not reflect the effect of any insurance charges, the annual maintenance fee or the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
AssetsNet	$ 483,841,048
Holdings Count | Holding	406
InvestmentCompanyPortfolioTurnover	8.00%
Additional Fund Statistics [Text Block]

 Fund Statistics

Table Summary
Net Assets	$483,841,048
Number of Portfolio Holdings	406
Portfolio Turnover Rate	8%

Holdings [Text Block]

Portfolio Composition

Table Summary
Investment Categories	Percent of Total Investments
Industrials	26.0%
Information Technology	15.3%
Financials	14.6%
Consumer Discretionary	10.6%
Health Care	8.6%
Real Estate	6.5%
Materials	5.7%
Energy	4.3%
Consumer Staples	3.1%
Utilities	3.0%
Communication Services	1.5%
Money Market Funds	0.8%

C000075767
Shareholder Report [Line Items]
Fund Name	AZL Mid Cap Index Fund
Class Name	Class 2
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the AZL Mid Cap Index Fund (the "Fund") for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://pex.broadridge.com/funds.asp?cid=allianz. You can also request this information by contacting us at 800-624-0197.
Additional Information Phone Number	800-624-0197
Additional Information Email	<a href="mailto:contact.us@allianzlife.com" style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 10.6667px; font-weight: 400; grid-area: auto; line-height: 16px; margin: 0px; overflow: visible; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">contact.us@allianzlife.com</a>
Additional Information Website	https://connect.rightprospectus.com/Allianz?site=AZLFunds
Expenses [Text Block]

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment and reflects expense reimbursements and fee waivers, as applicable)

Table Summary
	Costs of a $10,000 investment	Costs paid as a % of a $10,000 investment (annualized)
AZL Mid Cap Index Fund, Class 2	$31	0.57%

Expenses Paid, Amount	$ 31
Expense Ratio, Percent	0.57%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Average Annual Return [Table Text Block]
Table Summary
	1 Year	5 Years	10 Years
AZL Mid Cap Index Fund — Class 2	25.24%	8.48%	11.14%
Russell 3000 Index	22.82%	12.31%	15.06%
S&P MidCap 400 Index	25.89%	9.07%	11.65%

No Deduction of Taxes [Text Block]	Performance reflects the impact of fee waivers, expense caps and/or reimbursements in effect during the period shown. In the absence of applicable fee waivers, expense caps and/or reimbursements, Fund performance would have been reduced. Performance data does not reflect the effect of any insurance charges, the annual maintenance fee or the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
AssetsNet	$ 483,841,048
Holdings Count | Holding	406
InvestmentCompanyPortfolioTurnover	8.00%
Additional Fund Statistics [Text Block]

 Fund Statistics

Table Summary
Net Assets	$483,841,048
Number of Portfolio Holdings	406
Portfolio Turnover Rate	8%

Holdings [Text Block]

Portfolio Composition

Table Summary
Investment Categories	Percent of Total Investments
Industrials	26.0%
Information Technology	15.3%
Financials	14.6%
Consumer Discretionary	10.6%
Health Care	8.6%
Real Estate	6.5%
Materials	5.7%
Energy	4.3%
Consumer Staples	3.1%
Utilities	3.0%
Communication Services	1.5%
Money Market Funds	0.8%

C000027542
Shareholder Report [Line Items]
Fund Name	AZL Moderate Index Strategy Fund
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the AZL Moderate Index Strategy Fund (the "Fund") for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://pex.broadridge.com/funds.asp?cid=allianz. You can also request this information by contacting us at 800-624-0197.
Additional Information Phone Number	800-624-0197
Additional Information Email	<a href="mailto:contact.us@allianzlife.com" style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 10.6667px; font-weight: 400; grid-area: auto; line-height: 16px; margin: 0px; overflow: visible; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">contact.us@allianzlife.com</a>
Additional Information Website	https://connect.rightprospectus.com/Allianz?site=AZLFunds
Expenses [Text Block]

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment and reflects expense reimbursements and fee waivers, as applicable)

Table Summary
	Costs of a $10,000 investment	Costs paid as a % of a $10,000 investment (annualized)
AZL Moderate Index Strategy Fund	$4	0.08%

Expenses Paid, Amount	$ 4
Expense Ratio, Percent	0.08%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Average Annual Return [Table Text Block]
Table Summary
	1 Year	5 Years	10 Years
AZL Moderate Index Strategy Fund	14.40%	6.42%	8.54%
S&P 500 Index	22.32%	13.41%	15.51%
Bloomberg U.S. Aggregate Bond Index	3.79%	0.08%	1.54%
Moderate Composite Index	14.87%	8.12%	10.07%

No Deduction of Taxes [Text Block]	Performance reflects the impact of fee waivers, expense caps and/or reimbursements in effect during the period shown. In the absence of applicable fee waivers, expense caps and/or reimbursements, Fund performance would have been reduced. Performance data does not reflect the effect of any insurance charges, the annual maintenance fee or the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
AssetsNet	$ 1,222,096,895
Holdings Count | Holding	5
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

 Fund Statistics

Table Summary
Net Assets	$1,222,096,895
Number of Portfolio Holdings	5
Portfolio Turnover Rate	0%

Holdings [Text Block]

Portfolio Composition

Table Summary
Type of Security	Percent of Total Investments
Domestic Equity Funds	44.3%
Fixed Income Fund	39.0%
International Equity Fund	16.7%

C000183414
Shareholder Report [Line Items]
Fund Name	AZL MSCI Global Equity Index Fund
Class Name	Class 1
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the AZL MSCI Global Equity Index Fund (the "Fund") for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://pex.broadridge.com/funds.asp?cid=allianz. You can also request this information by contacting us at 800-624-0197.
Additional Information Phone Number	800-624-0197
Additional Information Email	<a href="mailto:contact.us@allianzlife.com" style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 10.6667px; font-weight: 400; grid-area: auto; line-height: 16px; margin: 0px; overflow: visible; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">contact.us@allianzlife.com</a>
Additional Information Website	https://connect.rightprospectus.com/Allianz?site=AZLFunds
Expenses [Text Block]

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment and reflects expense reimbursements and fee waivers, as applicable)

Table Summary
	Costs of a $10,000 investment	Costs paid as a % of a $10,000 investment (annualized)
AZL MSCI Global Equity Index Fund, Class 1	$19	0.37%

Expenses Paid, Amount	$ 19
Expense Ratio, Percent	0.37%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Average Annual Return [Table Text Block]
Table Summary
	1 Year	5 Years	Since Inception 6/21/21
AZL MSCI Global Equity Index Fund — Class 1	21.08%	11.43%	11.81%
MSCI World Index (gross of withholding taxes)	21.81%	11.98%	12.38%

No Deduction of Taxes [Text Block]	Performance reflects the impact of fee waivers, expense caps and/or reimbursements in effect during the period shown. In the absence of applicable fee waivers, expense caps and/or reimbursements, Fund performance would have been reduced. Performance data does not reflect the effect of any insurance charges, the annual maintenance fee or the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
AssetsNet	$ 348,956,118
Holdings Count | Holding	1,267
InvestmentCompanyPortfolioTurnover	2.00%
Additional Fund Statistics [Text Block]

 Fund Statistics

Table Summary
Net Assets	$348,956,118
Number of Portfolio Holdings	1,267
Portfolio Turnover Rate	2%

Holdings [Text Block]

Portfolio Composition

Table Summary
Investment Categories	Percent of Total Investments
Information Technology	30.1%
Financials	15.7%
Industrials	11.5%
Health Care	9.0%
Consumer Discretionary	8.9%
Communication Services	8.0%
Consumer Staples	4.9%
Energy	3.6%
Materials	3.3%
Utilities	2.6%
Real Estate	1.7%
Money Market Funds	0.7%
Rights	0.0%
Warrant	0.0%

C000075769
Shareholder Report [Line Items]
Fund Name	AZL MSCI Global Equity Index Fund
Class Name	Class 2
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the AZL MSCI Global Equity Index Fund (the "Fund") for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://pex.broadridge.com/funds.asp?cid=allianz. You can also request this information by contacting us at 800-624-0197.
Additional Information Phone Number	800-624-0197
Additional Information Email	<a href="mailto:contact.us@allianzlife.com" style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 10.6667px; font-weight: 400; grid-area: auto; line-height: 16px; margin: 0px; overflow: visible; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">contact.us@allianzlife.com</a>
Additional Information Website	https://connect.rightprospectus.com/Allianz?site=AZLFunds
Expenses [Text Block]

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment and reflects expense reimbursements and fee waivers, as applicable)

Table Summary
	Costs of a $10,000 investment	Costs paid as a % of a $10,000 investment (annualized)
AZL MSCI Global Equity Index Fund, Class 2	$32	0.62%

Expenses Paid, Amount	$ 32
Expense Ratio, Percent	0.62%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Average Annual Return [Table Text Block]
Table Summary
	1 Year	5 Years	10 Years
AZL MSCI Global Equity Index Fund — Class 2	20.73%	11.15%	12.83%
MSCI World Index (gross of withholding taxes)	21.81%	11.98%	13.70%

No Deduction of Taxes [Text Block]	Performance reflects the impact of fee waivers, expense caps and/or reimbursements in effect during the period shown. In the absence of applicable fee waivers, expense caps and/or reimbursements, Fund performance would have been reduced. Performance data does not reflect the effect of any insurance charges, the annual maintenance fee or the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
AssetsNet	$ 348,956,118
Holdings Count | Holding	1,267
InvestmentCompanyPortfolioTurnover	2.00%
Additional Fund Statistics [Text Block]

 Fund Statistics

Table Summary
Net Assets	$348,956,118
Number of Portfolio Holdings	1,267
Portfolio Turnover Rate	2%

Holdings [Text Block]

Portfolio Composition

Table Summary
Investment Categories	Percent of Total Investments
Information Technology	30.1%
Financials	15.7%
Industrials	11.5%
Health Care	9.0%
Consumer Discretionary	8.9%
Communication Services	8.0%
Consumer Staples	4.9%
Energy	3.6%
Materials	3.3%
Utilities	2.6%
Real Estate	1.7%
Money Market Funds	0.7%
Rights	0.0%
Warrant	0.0%

C000173959
Shareholder Report [Line Items]
Fund Name	AZL Russell 1000 Growth Index Fund
Class Name	Class 1
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the AZL Russell 1000 Growth Index Fund (the "Fund") for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://pex.broadridge.com/funds.asp?cid=allianz. You can also request this information by contacting us at 800-624-0197.
Additional Information Phone Number	800-624-0197
Additional Information Email	<a href="mailto:contact.us@allianzlife.com" style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 10.6667px; font-weight: 400; grid-area: auto; line-height: 16px; margin: 0px; overflow: visible; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">contact.us@allianzlife.com</a>
Additional Information Website	https://connect.rightprospectus.com/Allianz?site=AZLFunds
Expenses [Text Block]

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment and reflects expense reimbursements and fee waivers, as applicable)

Table Summary
	Costs of a $10,000 investment	Costs paid as a % of a $10,000 investment (annualized)
AZL Russell 1000 Growth Index Fund, Class 1	$20	0.40%

Expenses Paid, Amount	$ 20
Expense Ratio, Percent	0.40%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Average Annual Return [Table Text Block]
Table Summary
	1 Year	5 Years	Since Inception 10/17/16
AZL Russell 1000 Growth Index Fund — Class 1	17.17%	13.38%	18.49%
Russell 1000 Index	22.02%	12.66%	15.52%
Russell 1000 Growth Index	17.71%	13.71%	18.86%

No Deduction of Taxes [Text Block]	Performance reflects the impact of fee waivers, expense caps and/or reimbursements in effect during the period shown. In the absence of applicable fee waivers, expense caps and/or reimbursements, Fund performance would have been reduced. Performance data does not reflect the effect of any insurance charges, the annual maintenance fee or the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
AssetsNet	$ 596,594,661
Holdings Count | Holding	362
InvestmentCompanyPortfolioTurnover	23.00%
Additional Fund Statistics [Text Block]

 Fund Statistics

Table Summary
Net Assets	$596,594,661
Number of Portfolio Holdings	362
Portfolio Turnover Rate	23%

Holdings [Text Block]

Portfolio Composition

Table Summary
Investment Categories	Percent of Total Investments
Information Technology	53.9%
Communication Services	16.0%
Industrials	8.9%
Consumer Discretionary	8.1%
Health Care	5.4%
Financials	4.3%
Consumer Staples	1.2%
Money Market Funds	0.8%
Energy	0.4%
Real Estate	0.4%
Utilities	0.3%
Materials	0.3%

C000087885
Shareholder Report [Line Items]
Fund Name	AZL Russell 1000 Growth Index Fund
Class Name	Class 2
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the AZL Russell 1000 Growth Index Fund (the "Fund") for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://pex.broadridge.com/funds.asp?cid=allianz. You can also request this information by contacting us at 800-624-0197.
Additional Information Phone Number	800-624-0197
Additional Information Email	<a href="mailto:contact.us@allianzlife.com" style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 10.6667px; font-weight: 400; grid-area: auto; line-height: 16px; margin: 0px; overflow: visible; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">contact.us@allianzlife.com</a>
Additional Information Website	https://connect.rightprospectus.com/Allianz?site=AZLFunds
Expenses [Text Block]

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment and reflects expense reimbursements and fee waivers, as applicable)

Table Summary
	Costs of a $10,000 investment	Costs paid as a % of a $10,000 investment (annualized)
AZL Russell 1000 Growth Index Fund, Class 2	$33	0.65%

Expenses Paid, Amount	$ 33
Expense Ratio, Percent	0.65%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Average Annual Return [Table Text Block]
Table Summary
	1 Year	5 Years	10 Years
AZL Russell 1000 Growth Index Fund — Class 2	16.93%	13.12%	17.93%
Russell 1000 Index	22.02%	12.66%	15.30%
Russell 1000 Growth Index	17.71%	13.71%	18.58%

No Deduction of Taxes [Text Block]	Performance reflects the impact of fee waivers, expense caps and/or reimbursements in effect during the period shown. In the absence of applicable fee waivers, expense caps and/or reimbursements, Fund performance would have been reduced. Performance data does not reflect the effect of any insurance charges, the annual maintenance fee or the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
AssetsNet	$ 596,594,661
Holdings Count | Holding	362
InvestmentCompanyPortfolioTurnover	23.00%
Additional Fund Statistics [Text Block]

 Fund Statistics

Table Summary
Net Assets	$596,594,661
Number of Portfolio Holdings	362
Portfolio Turnover Rate	23%

Holdings [Text Block]

Portfolio Composition

Table Summary
Investment Categories	Percent of Total Investments
Information Technology	53.9%
Communication Services	16.0%
Industrials	8.9%
Consumer Discretionary	8.1%
Health Care	5.4%
Financials	4.3%
Consumer Staples	1.2%
Money Market Funds	0.8%
Energy	0.4%
Real Estate	0.4%
Utilities	0.3%
Materials	0.3%

C000173960
Shareholder Report [Line Items]
Fund Name	AZL Russell 1000 Value Index Fund
Class Name	Class 1
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the AZL Russell 1000 Value Index Fund (the "Fund") for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://pex.broadridge.com/funds.asp?cid=allianz. You can also request this information by contacting us at 800-624-0197.
Additional Information Phone Number	800-624-0197
Additional Information Email	<a href="mailto:contact.us@allianzlife.com" style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 10.6667px; font-weight: 400; grid-area: auto; line-height: 16px; margin: 0px; overflow: visible; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">contact.us@allianzlife.com</a>
Additional Information Website	https://connect.rightprospectus.com/Allianz?site=AZLFunds
Expenses [Text Block]

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment and reflects expense reimbursements and fee waivers, as applicable)

Table Summary
	Costs of a $10,000 investment	Costs paid as a % of a $10,000 investment (annualized)
AZL Russell 1000 Value Index Fund, Class 1	$21	0.40%

Expenses Paid, Amount	$ 21
Expense Ratio, Percent	0.40%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Average Annual Return [Table Text Block]
Table Summary
	1 Year	5 Years	Since Inception 10/17/16
AZL Russell 1000 Value Index Fund — Class 1	26.58%	10.87%	11.28%
Russell 1000 Index	22.02%	12.66%	15.52%
Russell 1000 Value Index	27.12%	11.17%	11.67%

No Deduction of Taxes [Text Block]	Performance reflects the impact of fee waivers, expense caps and/or reimbursements in effect during the period shown. In the absence of applicable fee waivers, expense caps and/or reimbursements, Fund performance would have been reduced. Performance data does not reflect the effect of any insurance charges, the annual maintenance fee or the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
AssetsNet	$ 667,970,999
Holdings Count | Holding	856
InvestmentCompanyPortfolioTurnover	21.00%
Additional Fund Statistics [Text Block]

 Fund Statistics

Table Summary
Net Assets	$667,970,999
Number of Portfolio Holdings	856
Portfolio Turnover Rate	21%

Holdings [Text Block]

Portfolio Composition

Table Summary
Investment Categories	Percent of Total Investments
Financials	18.9%
Information Technology	18.4%
Health Care	12.5%
Industrials	11.2%
Consumer Discretionary	10.5%
Consumer Staples	7.4%
Energy	5.4%
Utilities	3.9%
Materials	3.8%
Real Estate	3.6%
Communication Services	3.3%
Money Market Funds	1.1%
Right	0.0%

C000087886
Shareholder Report [Line Items]
Fund Name	AZL Russell 1000 Value Index Fund
Class Name	Class 2
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the AZL Russell 1000 Value Index Fund (the "Fund") for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://pex.broadridge.com/funds.asp?cid=allianz. You can also request this information by contacting us at 800-624-0197.
Additional Information Phone Number	800-624-0197
Additional Information Email	<a href="mailto:contact.us@allianzlife.com" style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 10.6667px; font-weight: 400; grid-area: auto; line-height: 16px; margin: 0px; overflow: visible; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">contact.us@allianzlife.com</a>
Additional Information Website	https://connect.rightprospectus.com/Allianz?site=AZLFunds
Expenses [Text Block]

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment and reflects expense reimbursements and fee waivers, as applicable)

Table Summary
	Costs of a $10,000 investment	Costs paid as a % of a $10,000 investment (annualized)
AZL Russell 1000 Value Index Fund, Class 2	$35	0.65%

Expenses Paid, Amount	$ 35
Expense Ratio, Percent	0.65%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Average Annual Return [Table Text Block]
Table Summary
	1 Year	5 Years	10 Years
AZL Russell 1000 Value Index Fund — Class 2	26.33%	10.60%	10.86%
Russell 1000 Index	22.02%	12.66%	15.30%
Russell 1000 Value Index	27.12%	11.17%	11.52%

No Deduction of Taxes [Text Block]	Performance reflects the impact of fee waivers, expense caps and/or reimbursements in effect during the period shown. In the absence of applicable fee waivers, expense caps and/or reimbursements, Fund performance would have been reduced. Performance data does not reflect the effect of any insurance charges, the annual maintenance fee or the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
AssetsNet	$ 667,970,999
Holdings Count | Holding	856
InvestmentCompanyPortfolioTurnover	21.00%
Additional Fund Statistics [Text Block]

 Fund Statistics

Table Summary
Net Assets	$667,970,999
Number of Portfolio Holdings	856
Portfolio Turnover Rate	21%

Holdings [Text Block]

Portfolio Composition

Table Summary
Investment Categories	Percent of Total Investments
Financials	18.9%
Information Technology	18.4%
Health Care	12.5%
Industrials	11.2%
Consumer Discretionary	10.5%
Consumer Staples	7.4%
Energy	5.4%
Utilities	3.9%
Materials	3.8%
Real Estate	3.6%
Communication Services	3.3%
Money Market Funds	1.1%
Right	0.0%

C000048319
Shareholder Report [Line Items]
Fund Name	AZL S&P 500 Index Fund
Class Name	Class 1
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the AZL S&P 500 Index Fund (the "Fund") for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://pex.broadridge.com/funds.asp?cid=allianz. You can also request this information by contacting us at 800-624-0197.
Additional Information Phone Number	800-624-0197
Additional Information Email	<a href="mailto:contact.us@allianzlife.com" style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 10.6667px; font-weight: 400; grid-area: auto; line-height: 16px; margin: 0px; overflow: visible; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">contact.us@allianzlife.com</a>
Additional Information Website	https://connect.rightprospectus.com/Allianz?site=AZLFunds
Expenses [Text Block]

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment and reflects expense reimbursements and fee waivers, as applicable)

Table Summary
	Costs of a $10,000 investment	Costs paid as a % of a $10,000 investment (annualized)
AZL S&P 500 Index Fund, Class 1	$11	0.21%

Expenses Paid, Amount	$ 11
Expense Ratio, Percent	0.21%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Average Annual Return [Table Text Block]
Table Summary
	1 Year	5 Years	10 Years
AZL S&P 500 Index Fund — Class 1	22.08%	13.13%	15.22%
S&P 500 Index	22.32%	13.41%	15.51%

No Deduction of Taxes [Text Block]	Performance reflects the impact of fee waivers, expense caps and/or reimbursements in effect during the period shown. In the absence of applicable fee waivers, expense caps and/or reimbursements, Fund performance would have been reduced. Performance data does not reflect the effect of any insurance charges, the annual maintenance fee or the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
AssetsNet	$ 2,558,228,580
Holdings Count | Holding	507
InvestmentCompanyPortfolioTurnover	1.00%
Additional Fund Statistics [Text Block]

 Fund Statistics

Table Summary
Net Assets	$2,558,228,580
Number of Portfolio Holdings	507
Portfolio Turnover Rate	1%

Holdings [Text Block]

Portfolio Composition

Table Summary
Investment Categories	Percent of Total Investments
Information Technology	37.8%
Financials	11.7%
Communication Services	9.6%
Consumer Discretionary	9.3%
Industrials	8.9%
Health Care	8.8%
Consumer Staples	4.6%
Energy	3.0%
Utilities	2.2%
Real Estate	1.8%
Materials	1.8%
Money Market Funds	0.5%
Right	0.0%

C000048320
Shareholder Report [Line Items]
Fund Name	AZL S&P 500 Index Fund
Class Name	Class 2
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the AZL S&P 500 Index Fund (the "Fund") for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://pex.broadridge.com/funds.asp?cid=allianz. You can also request this information by contacting us at 800-624-0197.
Additional Information Phone Number	800-624-0197
Additional Information Email	<a href="mailto:contact.us@allianzlife.com" style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 10.6667px; font-weight: 400; grid-area: auto; line-height: 16px; margin: 0px; overflow: visible; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">contact.us@allianzlife.com</a>
Additional Information Website	https://connect.rightprospectus.com/Allianz?site=AZLFunds
Expenses [Text Block]

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment and reflects expense reimbursements and fee waivers, as applicable)

Table Summary
	Costs of a $10,000 investment	Costs paid as a % of a $10,000 investment (annualized)
AZL S&P 500 Index Fund, Class 2	$24	0.46%

Expenses Paid, Amount	$ 24
Expense Ratio, Percent	0.46%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Average Annual Return [Table Text Block]
Table Summary
	1 Year	5 Years	10 Years
AZL S&P 500 Index Fund — Class 2	21.78%	12.85%	14.94%
S&P 500 Index	22.32%	13.41%	15.51%

No Deduction of Taxes [Text Block]	Performance reflects the impact of fee waivers, expense caps and/or reimbursements in effect during the period shown. In the absence of applicable fee waivers, expense caps and/or reimbursements, Fund performance would have been reduced. Performance data does not reflect the effect of any insurance charges, the annual maintenance fee or the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
AssetsNet	$ 2,558,228,580
Holdings Count | Holding	507
InvestmentCompanyPortfolioTurnover	1.00%
Additional Fund Statistics [Text Block]

 Fund Statistics

Table Summary
Net Assets	$2,558,228,580
Number of Portfolio Holdings	507
Portfolio Turnover Rate	1%

Holdings [Text Block]

Portfolio Composition

Table Summary
Investment Categories	Percent of Total Investments
Information Technology	37.8%
Financials	11.7%
Communication Services	9.6%
Consumer Discretionary	9.3%
Industrials	8.9%
Health Care	8.8%
Consumer Staples	4.6%
Energy	3.0%
Utilities	2.2%
Real Estate	1.8%
Materials	1.8%
Money Market Funds	0.5%
Right	0.0%

C000173956
Shareholder Report [Line Items]
Fund Name	AZL Small Cap Stock Index Fund
Class Name	Class 1
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the AZL Small Cap Stock Index Fund (the "Fund") for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://pex.broadridge.com/funds.asp?cid=allianz. You can also request this information by contacting us at 800-624-0197.
Additional Information Phone Number	800-624-0197
Additional Information Email	<a href="mailto:contact.us@allianzlife.com" style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 10.6667px; font-weight: 400; grid-area: auto; line-height: 16px; margin: 0px; overflow: visible; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">contact.us@allianzlife.com</a>
Additional Information Website	https://connect.rightprospectus.com/Allianz?site=AZLFunds
Expenses [Text Block]

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment and reflects expense reimbursements and fee waivers, as applicable)

Table Summary
	Costs of a $10,000 investment	Costs paid as a % of a $10,000 investment (annualized)
AZL Small Cap Stock Index Fund, Class 1	$18	0.33%

Expenses Paid, Amount	$ 18
Expense Ratio, Percent	0.33%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Average Annual Return [Table Text Block]
Table Summary
	1 Year	5 Years	Since Inception 10/17/16
AZL Small Cap Stock Index Fund — Class 1	37.16%	7.00%	11.03%
Russell 3000 Index	22.82%	12.31%	15.24%
S&P SmallCap 600 Index	37.50%	7.37%	11.39%

No Deduction of Taxes [Text Block]	Performance reflects the impact of fee waivers, expense caps and/or reimbursements in effect during the period shown. In the absence of applicable fee waivers, expense caps and/or reimbursements, Fund performance would have been reduced. Performance data does not reflect the effect of any insurance charges, the annual maintenance fee or the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
AssetsNet	$ 471,417,965
Holdings Count | Holding	608
InvestmentCompanyPortfolioTurnover	13.00%
Additional Fund Statistics [Text Block]

 Fund Statistics

Table Summary
Net Assets	$471,417,965
Number of Portfolio Holdings	608
Portfolio Turnover Rate	13%

Holdings [Text Block]

Portfolio Composition

Table Summary
Investment Categories	Percent of Total Investments
Financials	18.0%
Industrials	17.0%
Information Technology	13.8%
Consumer Discretionary	13.5%
Health Care	12.1%
Real Estate	6.4%
Energy	4.9%
Materials	4.2%
Communication Services	3.5%
Consumer Staples	3.3%
Utilities	1.9%
Money Market Funds	1.4%

C000048313
Shareholder Report [Line Items]
Fund Name	AZL Small Cap Stock Index Fund
Class Name	Class 2
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the AZL Small Cap Stock Index Fund (the "Fund") for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://pex.broadridge.com/funds.asp?cid=allianz. You can also request this information by contacting us at 800-624-0197.
Additional Information Phone Number	800-624-0197
Additional Information Email	<a href="mailto:contact.us@allianzlife.com" style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 10.6667px; font-weight: 400; grid-area: auto; line-height: 16px; margin: 0px; overflow: visible; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">contact.us@allianzlife.com</a>
Additional Information Website	https://connect.rightprospectus.com/Allianz?site=AZLFunds
Expenses [Text Block]

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment and reflects expense reimbursements and fee waivers, as applicable)

Table Summary
	Costs of a $10,000 investment	Costs paid as a % of a $10,000 investment (annualized)
AZL Small Cap Stock Index Fund, Class 2	$32	0.58%

Expenses Paid, Amount	$ 32
Expense Ratio, Percent	0.58%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Average Annual Return [Table Text Block]
Table Summary
	1 Year	5 Years	10 Years
AZL Small Cap Stock Index Fund — Class 2	36.89%	6.73%	10.89%
Russell 3000 Index	22.82%	12.31%	15.06%
S&P SmallCap 600 Index	37.50%	7.37%	11.52%

No Deduction of Taxes [Text Block]	Performance reflects the impact of fee waivers, expense caps and/or reimbursements in effect during the period shown. In the absence of applicable fee waivers, expense caps and/or reimbursements, Fund performance would have been reduced. Performance data does not reflect the effect of any insurance charges, the annual maintenance fee or the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
AssetsNet	$ 471,417,965
Holdings Count | Holding	608
InvestmentCompanyPortfolioTurnover	13.00%
Additional Fund Statistics [Text Block]

 Fund Statistics

Table Summary
Net Assets	$471,417,965
Number of Portfolio Holdings	608
Portfolio Turnover Rate	13%

Holdings [Text Block]

Portfolio Composition

Table Summary
Investment Categories	Percent of Total Investments
Financials	18.0%
Industrials	17.0%
Information Technology	13.8%
Consumer Discretionary	13.5%
Health Care	12.1%
Real Estate	6.4%
Energy	4.9%
Materials	4.2%
Communication Services	3.5%
Consumer Staples	3.3%
Utilities	1.9%
Money Market Funds	1.4%

C000027546
Shareholder Report [Line Items]
Fund Name	AZL T. Rowe Price Capital Appreciation Fund
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the AZL T. Rowe Price Capital Appreciation Fund (the "Fund") for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://pex.broadridge.com/funds.asp?cid=allianz. You can also request this information by contacting us at 800-624-0197.
Additional Information Phone Number	800-624-0197
Additional Information Email	<a href="mailto:contact.us@allianzlife.com" style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 10.6667px; font-weight: 400; grid-area: auto; line-height: 16px; margin: 0px; overflow: visible; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">contact.us@allianzlife.com</a>
Additional Information Website	https://connect.rightprospectus.com/Allianz?site=AZLFunds
Expenses [Text Block]

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment and reflects expense reimbursements and fee waivers, as applicable)

Table Summary
	Costs of a $10,000 investment	Costs paid as a % of a $10,000 investment (annualized)
AZL T. Rowe Price Capital Appreciation Fund	$48	0.94%

Expenses Paid, Amount	$ 48
Expense Ratio, Percent	0.94%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Average Annual Return [Table Text Block]
Table Summary
	1 Year	5 Years	10 Years
AZL T. Rowe Price Capital Appreciation Fund	10.68%	8.08%	10.87%
S&P 500 Index	22.32%	13.41%	15.51%
Bloomberg U.S. Aggregate Bond Index	3.79%	0.08%	1.54%
Moderate Composite Index	14.87%	8.12%	10.07%

No Deduction of Taxes [Text Block]	Performance reflects the impact of fee waivers, expense caps and/or reimbursements in effect during the period shown. In the absence of applicable fee waivers, expense caps and/or reimbursements, Fund performance would have been reduced. Performance data does not reflect the effect of any insurance charges, the annual maintenance fee or the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
AssetsNet	$ 909,805,017
Holdings Count | Holding	267
InvestmentCompanyPortfolioTurnover	55.00%
Additional Fund Statistics [Text Block]

 Fund Statistics

Table Summary
Net Assets	$909,805,017
Number of Portfolio Holdings	267
Portfolio Turnover Rate	55%

Holdings [Text Block]

Portfolio Composition

Table Summary
Type of Security	Percent of Total Investments
Common Stocks	63.6%
U.S. Treasury Obligations	15.5%
Bank Loans	8.6%
Corporate Bonds	8.5%
Money Market Funds	4.2%
Asset Backed Securities	0.2%
Right	0.0%
Written Options	(0.6)%